GENERAL AND ADMINISTRATIVE (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Selling, general and administrative expense [abstract]
Expense on directors compensation related to deferred share units	$ 731	$ 88